Trade Accounts and Notes Receivable - Finance Lease Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables	₩ 0	₩ 126
Officers and employees
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables	0	75
ZHAOHUUI PROSPERITY INT'L LTD [member]
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables	₩ 0	₩ 51